SEMI-ANNUAL REPORT

   DLJ WINTHROP FUNDS


LEADERSHIP THROUGH
           EXPERIENCE

           DLJ WINTHROP
           MUNICIPAL MONEY FUND

           DLJ WINTHROP
           U.S. GOVERNMENT
           MONEY FUND

           APRIL 30, 1999


TRUSTEES
G. Moffett Cochran
Robert E. Fischer
Wilmot H. Kidd, III
Martin Jaffe
John W. Waller, III

OFFICERS
G. Moffett Cochran, Chairman and President
James A. Engle, Vice President
Martin Jaffe, Vice President, Secretary and Treasurer
Brian A. Kammerer, Vice President

INVESTMENT ADVISER
DLJ Investment Management Corp.
277 Park Avenue, New York, NY 10172

CUSTODIAN
Citibank, N.A.
111 Wall Street, New York, NY 10043

TRANSFER AGENT
First Data Investor Services Group, Inc.
P.O. Box 61787 (211 South Gulph Road)
King of Prussia, PA 19406

DISTRIBUTOR
Donaldson, Lufkin & Jenrette Securities Corporation
277 Park Avenue, New York, NY 10172

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue, New York, NY 10019

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom
919 Third Avenue, New York, NY 10022

This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.

DLJ WINTHROP FUNDS

    277 Park Avenue, New York, NY 10172
    800-225-8011

SEMI-MONEY99

DLJ WINTHROP MONEY FUNDS -- STATEMENT OF INVESTMENTS April 30, 1999 (unaudited)
--------------------------------------------------------------------------------
DLJ WINTHROP MUNICIPAL MONEY FUND

MUNICIPAL                              PRINCIPAL
OBLIGATIONS -- 92.4%                     AMOUNT       VALUE
                                       ----------  -----------
ALASKA -- 1.7%
  City of Valdez, Alaska Marine Air
    Terminal CP (LOC: Atlantic
    Richfield Co.) 3.150%,
    06/09/99.........................  $1,000,000  $ 1,000,000
                                                   -----------
CALIFORNIA -- 4.8%
  California Statewide SWDR
    (LOC: Chevron)
    VRDN 4.250%'D'DD'................   2,800,000    2,800,000
                                                   -----------
COLORADO -- 3.5%
  City & County of Denver, CO Airport
    System CP (LOC: Bayerische
    Landesbank)
    3.050%, 08/10/99.................   2,000,000    2,000,000
                                                   -----------
FLORIDA -- 5.2%
  Florida Local Government Assistance
    CP (LOC: First Union National
    Bank of Florida)
    2.750%, 06/18/99.................   2,000,000    2,000,000
    2.800%, 06/18/99.................   1,000,000    1,000,000
                                                   -----------
                                                     3,000,000
                                                   -----------
GEORGIA -- 1.6%
  Municipal Gas Authority of
    Georgia Revenue Ser. C
    (LOC: Wachovia Bank, Bank of
    America, Morgan Guaranty Trust
    Co., Bayerische Landesbank)
    VRDN 4.100%'D'DD'................     900,000      900,000
                                                   -----------
ILLINOIS -- 2.6%
  Illinois Development Finance
    Authority PCR (LOC: Amoco Oil)
    VRDN 4.200%'D'...................     600,000      600,000
  Southwestern, IL Development
    Authority SWDR (LOC: Shell Oil
    Co. Wood River Project)
    VRDN 4.300%'D'DD'................     900,000      900,000
                                                   -----------
                                                     1,500,000
                                                   -----------
IDAHO -- 5.2%
  Idaho State TANS
    4.500%, 06/30/99.................   3,000,000    3,004,282
                                                   -----------
LOUISIANA -- 5.5%
  Calcasieu Parish, LA Public Trust
    Authority SWDR (WPT Corp.
    Project) (LOC: Morgan
    Guaranty Trust Co.)
    VRDN 4.150%'D'DD'................     100,000      100,000
  Lake Charles Harbor & Terminal
    Distribution Port Revenue (LOC:
    National Westminster Bank) VRDN
    4.050%'D'........................   1,000,000    1,000,000
  Plaquemines Parish, LA
    Environmental Revenue (British
    Petroleum Exploration & Oil,
    Inc.) (LOC: British Petroleum)
    VRDN 4.300%'D'DD'................   2,100,000    2,100,000
                                                   -----------
                                                     3,200,000
                                                   -----------


                                       PRINCIPAL
                                         AMOUNT       VALUE
                                       ----------  -----------
MARYLAND -- 1.7%
  Baltimore County, MD PCR CP (LOC:
    Baltimore Gas & Electric Co.)
    3.000%, 09/09/99.................  $1,000,000  $ 1,000,000
                                                   -----------
MICHIGAN -- 7.5%
  East China Township, MI School
    District Prerefunded 6.850%,
    05/01/99.........................   1,200,000    1,224,000
  Detroit, MI Water Supply System
    (LIQ: FGIC) VRDN 4.000%'D'.......     800,000      800,000
  Michigan State HDA (Pine Ridge)
    (LOC: Wachovia Bank)
    VRDN 4.395%'D'...................   1,300,000    1,300,000
  Michigan State HDA (Harbortown,
    Ltd.) (LOC: Bankers Trust Co.)
    VRDN 4.125%'D'...................   1,000,000    1,000,000
                                                   -----------
                                                     4,324,000
                                                   -----------
NEBRASKA -- 2.6%
  Nebraska Higher Education Loan
    Program Ser. C (LOC: SLMA) VRDN
    4.100%'D'........................   1,500,000    1,500,000
                                                   -----------
NEVADA -- 7.3%
  Clark County, NV IDR (Nevada
    Cogeneration I Project '90) (LOC:
    Nevada Cogeneration Assoc.) VRDN
    4.350%'D'DD'.....................   1,000,000    1,000,000
  Clark County, NV IDR (Nevada
    Cogeneration I Project '91) (LOC:
    Nevada Cogeneration Assoc.) VRDN
    4.350%'D'DD'.....................   2,000,000    2,000,000
  Washoe County, NV Water Facility
    Revenue (Sierra Pacific Power Co.
    Project) (LOC: Union Bank of
    Switzerland) VRDN 4.300%'D'DD'...   1,200,000    1,200,000
                                                   -----------
                                                     4,200,000
                                                   -----------
NEW YORK -- 3.5%
  New York State Local Assistance
    Corp. (LOC: Bank of Nova Scotia)
    VRDN 3.850%'D'...................   2,000,000    1,999,960
                                                   -----------
NORTH CAROLINA -- 2.2%
  Winston-Salem, NC CP (LOC: Wachovia
    Bank & Trust)
    3.000%, 06/18/99.................   1,300,000    1,300,000
                                                   -----------
OHIO -- 3.5%
  Ohio State Air Quality Development
    Authority (LOC: Societe Generale)
    VRDN 4.000%'D'...................   1,000,000    1,000,000
  Ohio State Public Facilities
    Commission (LOC: AMBAC) 6.250%,
    05/01/99.........................   1,000,000    1,000,000
                                                   -----------
                                                     2,000,000
                                                   -----------

See notes to financial statements.

--------------------------------------------------------------------------------
DLJ WINTHROP MUNICIPAL MONEY FUND

                                       PRINCIPAL
                                         AMOUNT       VALUE
                                       ----------  -----------

PENNSYLVANIA -- 6.7%

  Indiana County, PA IDA PCR
    (Conemaugh Project) (LOC: Union
    Bank of Switzerland) VRDN
    4.000%'D'........................  $1,400,000  $ 1,400,000

  Philadelphia, PA School District
    TRANS (LOC: PNC Bank) 4.250%,
    06/30/99.........................   2,500,000    2,502,459
                                                   -----------
                                                     3,902,459
                                                   -----------

SOUTH CAROLINA -- 8.6%
  Berkeley County, SC IDR (LOC: Nucor
    Corp.) VRDN 4.050%'D'............   1,000,000    1,000,000
  Berkeley County, SC IDR (LOC: Nucor
    Corp.) VRDN 4.050%'D'............   1,000,000    1,000,000

  South Carolina Public Power CP
    3.050%, 06/11/99.................   3,000,000    3,000,000
                                                   -----------
                                                     5,000,000
                                                   -----------

TEXAS -- 9.0%
  Austin, TX Ser. A Prerefunded
    6.000%, 09/01/99.................     100,000      101,021
  Gulf Coast Waste Disposal Authority
    of Texas (Amoco Oil Company
    Project) (LOC: Amoco Corp.) VRDN
    4.300%'D'DD'.....................     900,000      900,000
  Gulf Coast Waste Disposal Authority
    of Texas PCR (Exxon Project)
    (LOC: Exxon) VRDN 4.200%'D'......   1,100,000    1,100,000
  Harris County, TX Health Facilities
    Development Corp. (TIRR Project)
    (LOC: Texas Commerce Bank N.A.)
    VRDN 4.350%'D'DD'................   2,000,000    2,000,000

  Trinity River Authority, TX PCR
    (LOC: AMBAC) VRDN 4.300%'D'DD'...   1,100,000    1,100,000
                                                   -----------
                                                     5,201,021
                                                   -----------

UTAH -- 0.7%

  Salt Lake City, UT Airport Revenue
    Ser. A (LOC: Union Bank of
    Switzerland) VRDN 4.050%'D'......     400,000      400,000
                                                   -----------

                                          PRINCIPAL
                                           AMOUNT           VALUE
                                         -----------      -----------

WISCONSIN -- 7.8%

Carlton, WI PCR (LOC: Wisconsin
 Power & Light) VRDN 4.050%'D'......        $2,500,000     $ 2,500,000

Wisconsin State Ser. A (LOC: Credit
 Suisse First Boston Corp.) 5.750%,
 05/01/99...........................         2,000,000       2,000,000
                                                           -----------
                                                             4,500,000
                                                           -----------
WYOMING -- 1.2%

Lincoln County, WY PCR (LOC:
 Exxon Corp.) VRDN 4.350%'D'DD'.....           700,000         700,000
                                                           -----------

  TOTAL MUNICIPAL OBLIGATIONS
    (amortized cost $53,431,722)..........................  53,431,722
                                                           -----------

REGISTERED INVESTMENT COMPANIES -- 4.6%
  (amortized cost $2,663,772)

                                             SHARES
                                           -----------

Federated Tax-Free Obligations
 Fund.....................................   2,663,772       2,663,772
                                                           -----------

TOTAL INVESTMENTS -- 97.0%
    (amortized cost $56,095,494).......................     56,095,494
                                                           -----------

CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 3.0%...........................      1,740,108
                                                           -----------

NET ASSETS -- 100.0%...................................    $57,835,602
                                                           -----------
                                                           -----------

'DD' Subject to Alternative Minimum Tax.

'D' Securities payable on demand. Rate shown is rate in effect at April 30, 1999. This rate is subject to change and is based on bank prime rates or an index of market interest rates.


ABBREVIATIONS USED IN THE PORTFOLIO


AMBAC   American Municipal Bond Assurance Corporation
CP      Commercial Paper
FGIC    Financial Guaranty Insurance Corporation
HDA     Housing Development Authority
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bond
LIQ     Liquidity Agreement
LOC     Letter of Credit
PCR     Pollution Control Revenue Bond
SLMA    Student Loan Marketing Association
SWDR    Solid Waste Disposal Revenue
TANS    Tax Anticipation Notes
TRANS   Tax and Revenue Anticipation Notes
VRDN    Variable Rate Demand Note


See notes to financial statements.

DLJ WINTHROP MONEY FUNDS -- STATEMENT OF INVESTMENTS April 30, 1999 (unaudited)
--------------------------------------------------------------------------------
DLJ WINTHROP U.S. GOVERNMENT MONEY FUND

                                    PRINCIPAL
U.S. GOVERNMENT AGENCIES -- 57.2%     AMOUNT        VALUE
                                   ------------  -----------
Federal Farm Credit Bank
  5.600%, 05/03/99...............  $    195,000  $   195,003
  6.470%, 06/28/99...............       900,000      901,809
  5.500%, 08/03/99...............     1,200,000    1,201,633
  5.830%, 09/01/99...............       190,000      190,480
Federal Farm Credit Bank
  Discount Notes
  4.750%*, 07/01/99..............       150,000      149,897
  4.620%*, 08/02/99..............     1,827,000    1,825,461
  4.870%*, 09/01/99..............     2,000,000    1,999,091
Federal Home Loan Bank
  5.630%, 05/05/99...............       250,000      250,013
  6.020%, 06/10/99...............     1,000,000    1,001,034
  5.605%, 06/11/99...............       100,000      100,044
  5.630%, 06/15/99...............       395,000      395,216
  5.585%, 06/23/99...............       350,000      350,225
  5.540%, 07/13/99...............       675,000      675,997
  6.445%, 08/09/99...............     2,000,000    2,008,708
  5.524%, 08/12/99...............       250,000      250,292
Federal Home Loan Bank
  Discount Notes
  4.790%*, 02/04/00..............     1,000,000      999,045
Federal Home Loan Mortgage Corp.
  7.125%, 07/21/99...............     1,170,000    1,175,871
  6.130%, 08/19/99...............       580,000      581,685
Federal Home Loan Mortgage Corp.
  Discount Notes
  4.700%*, 05/05/99..............     1,500,000    1,499,217
  7.125%*, 07/21/99..............       590,000      588,070
  4.780%*, 09/08/99..............     1,438,000    1,413,179
Federal National Mortgage
  Association
  5.630%, 05/05/99...............       250,000      250,013
  5.650%, 05/26/99...............     1,450,000    1,450,396
  8.700%, 06/10/99...............       275,000      276,026
  6.060%, 06/21/99...............     1,000,000    1,001,399
  8.450%, 07/12/99...............       500,000      503,176
  5.960%, 07/23/99...............       250,000      250,454
  8.550%, 08/30/99...............     1,350,000    1,365,638
  5.080%, 09/24/99...............       900,000      900,100
  5.830%, 09/27/99...............       150,000      150,411
  8.350%, 11/10/99...............       365,000      371,112
Federal National Mortgage
  Association
  Discount Notes
  4.850%*, 05/10/99..............     2,000,000    1,997,575
  4.770%*, 06/18/99..............     3,623,000    3,599,958
  5.180%*, 03/10/00..............       500,000      499,678


                                    PRINCIPAL
                                      AMOUNT        VALUE
                                   ------------  -----------

Student Loan Marketing
  Association
  5.630%, 06/02/99...............  $    730,000  $   730,315
  5.530%, 07/16/99...............       690,000      690,591
  VRN'D' 4.887%, 08/19/99........     5,000,000    5,000,000
Student Loan Marketing
  Association Discount Notes
  4.900%*, 02/10/00..............     1,000,000      999,586
Tennessee Valley Authority
  8.375%, 10/01/99...............       120,000      121,585
                                                 -----------
TOTAL U.S. GOVERNMENT AGENCIES
  (amortized cost $37,909,983).................   37,909,983
                                                 -----------

REPURCHASE AGREEMENTS -- 42.4%

JP Morgan 4.900%, dated 04/30/99
  due 05/03/99 in the amount of
  $15,151,184 (fully
  collateralized by $15,398,000
  U.S. Treasury Notes 4.500%,
  01/31/01 - 12/31/01, value
  $15,448,555)...................    15,145,000   15,145,000
Morgan Stanley Dean Witter
  4.770%, dated 04/29/99 due
  05/05/99 in the amount of
  $8,006,360.....................     8,000,000    8,000,000
  4.920%, dated 04/30/99 due
  05/03/99 in the amount of
  $5,002,050.....................     5,000,000    5,000,000
                                                 -----------
  (fully collateralized by
  $11,336,000 Federal National
  Mortgage Association 6.315%,
  11/01/27, value $8,151,438 and
  $8,391,000 Federal National
  Mortgage Association 6.951%,
  01/01/30, value $5,119,138)
TOTAL REPURCHASE AGREEMENTS
  (amortized cost $28,145,000).................   28,145,000
                                                 -----------
TOTAL INVESTMENTS -- 99.6%
  (amortized cost $66,054,983).................   66,054,983
                                                 -----------
CASH AND OTHER ASSETS
  NET OF LIABILITIES -- 0.4%...................      255,473
                                                 -----------
NET ASSETS -- 100.0%...........................  $66,310,456
                                                 -----------
                                                 -----------

* Securities purchased on a discount basis. The rate shown represents the annualized yield to maturity at the time of purchase.

'D' Variable Rate Note.


See notes to financial statements.

DLJ WINTHROP MONEY FUNDS -- STATEMENT OF ASSETS AND LIABILITIES April 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                                          MUNICIPAL     U.S. GOVERNMENT
                                                                                         MONEY FUND       MONEY FUND
                                                                                         -----------    ---------------
ASSETS:
  Investments in securities, at value (cost $56,095,494 and $66,054,983, respectively)
     (including repurchase agreements of $28,145,000 for the U.S. Government Money
     Fund)............................................................................   $56,095,494      $66,054,983
  Cash................................................................................     1,403,953              647
  Receivable for capital stock sold...................................................        29,713           20,882
  Interest receivable.................................................................       466,144          441,231
  Deferred organization costs (Note A)................................................        39,867           39,867
                                                                                         -----------    -------------
  Total assets........................................................................    58,035,171       66,557,610
                                                                                         -----------    -------------
LIABILITIES:
  Payable to investment advisor.......................................................        53,198           49,202
  Payable to distributor..............................................................        10,728           11,623
  Dividends payable...................................................................        54,533           90,041
  Accrued expenses and other liabilities..............................................        81,110           96,288
                                                                                         -----------    -------------
  Total liabilities...................................................................       199,569          247,154
                                                                                         -----------    -------------
NET ASSETS............................................................................   $57,835,602      $66,310,456
                                                                                         -----------    -------------
                                                                                         -----------    -------------
NET ASSETS CONSIST OF:
  Capital paid-in.....................................................................   $57,835,602      $66,308,999
  Accumulated net realized gain on investments........................................            --            1,457
                                                                                         -----------    -------------
                                                                                         $57,835,602      $66,310,456
                                                                                         -----------    -------------
                                                                                         -----------    -------------
  Shares outstanding..................................................................    57,835,602       66,308,999
                                                                                         -----------    -------------
                                                                                         -----------    -------------
  Net asset value and redemption value per share......................................         $1.00            $1.00

STATEMENT OF OPERATIONS for the period ended April 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                                          MUNICIPAL     U.S. GOVERNMENT
                                                                                          MONEY FUND      MONEY FUND
                                                                                          ----------    ---------------
INVESTMENT INCOME:
  Interest.............................................................................    $903,606       $ 1,472,408
                                                                                          ----------    -------------
EXPENSES:
  Investment advisory fees (Note B)....................................................     114,482           117,866
  Distribution fees (Note B)...........................................................      71,552            73,666
  Registration fees....................................................................      30,900            33,500
  Transfer agent fees..................................................................      14,400            16,700
  Custodian fees.......................................................................      23,900            30,700
  Auditing fees........................................................................      11,000            12,500
  Printing fees........................................................................       9,000            11,500
  Trustees' fees (Note B)..............................................................       5,000             3,500
  Legal fees...........................................................................      10,000            12,500
  Miscellaneous........................................................................      15,160            19,425
  Amortization of organization costs (Note A)..........................................       7,007             7,007
                                                                                          ----------    -------------
     Total expenses....................................................................     312,401           338,864
     Less expenses reimbursed by investment advisor (Note B)...........................     (54,815)          (73,666)
                                                                                          ----------    -------------
     Net expenses......................................................................     257,586           265,198
                                                                                          ----------    -------------
NET INVESTMENT INCOME..................................................................     646,020         1,207,210
                                                                                          ----------    -------------
NET REALIZED GAIN ON INVESTMENTS.......................................................          --               178
                                                                                          ----------    -------------
INCREASE IN NET ASSETS FROM OPERATIONS.................................................    $646,020       $ 1,207,388
                                                                                          ----------    -------------
                                                                                          ----------    -------------

See notes to financial statements.

DLJ WINTHROP MONEY FUNDS -- STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        MUNICIPAL                  U.S. GOVERNMENT
                                                                        MONEY FUND                    MONEY FUND
                                                                --------------------------    --------------------------
                                                                SIX MONTHS                    SIX MONTHS
                                                                   ENDED       YEAR ENDED        ENDED       YEAR ENDED
                                                                04/30/99'D'     10/31/98      04/30/99'D'     10/31/98
                                                                -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income......................................   $   646,020    $ 1,652,952    $ 1,207,210    $ 1,998,168
  Net realized gain on investments...........................            --             --            178          1,289
                                                                -----------    -----------    -----------    -----------
  Increase in net assets from operations.....................       646,020      1,652,952      1,207,388      1,999,457
                                                                -----------    -----------    -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Investment income..........................................      (646,020)    (1,652,952)    (1,207,210)    (1,998,168)
                                                                -----------    -----------    -----------    -----------
CAPITAL STOCK TRANSACTIONS -- (NET) Note C...................        57,839     19,096,408      9,613,316     21,521,599
                                                                -----------    -----------    -----------    -----------
  Total increase in net assets...............................        57,839     19,096,408      9,613,494     21,522,888
NET ASSETS:
  Beginning of period........................................    57,777,763     38,681,355     56,696,962     35,174,074
                                                                -----------    -----------    -----------    -----------
  End of period..............................................   $57,835,602    $57,777,763    $66,310,456    $56,696,962
                                                                -----------    -----------    -----------    -----------
                                                                -----------    -----------    -----------    -----------

'D' Unaudited

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS April 30, 1999 (unaudited)
--------------------------------------------------------------------------------
NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. DLJ Winthrop Money Funds ('Fund' or 'Funds') consists of two portfolios (the 'Portfolios'), the DLJ Winthrop Municipal Money Fund and the DLJ Winthrop U.S. Government Money Fund (together the 'Money Funds'), each a separate diversified series of the DLJ Winthrop Opportunity Funds (the 'Trust'). In addition, the Trust consists of the DLJ Winthrop International Equity Fund, the DLJ Winthrop Developing Markets Fund and the DLJ Winthrop High Income Fund. The Trust was organized as a Delaware business trust under the laws of Delaware on May 31, 1995 and is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Money Funds commenced operations on February 24, 1997.

The Municipal Money Fund seeks maximum current income, consistent with liquidity and safety of principal, that is exempt from federal income taxes by investing principally in a diversified portfolio of municipal securities. The investment objective of the U.S. Government Money Fund is maximum current income, consistent with liquidity and safety of principal, by investing in a portfolio of U.S. Government securities.

Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the Funds' policy to maintain a continuous net asset value of $1.00 per share for each Portfolio. The Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds.

  (1) SECURITY VALUATION: Securities are valued at amortized cost, which has been determined by the Funds' Board of Trustees to represent the fair value of the Funds' investments. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

  (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian or custodians authorized in accordance with guidelines approved by the Funds' Trustees. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the repurchase price plus accrued

DLJ WINTHROP MONEY FUNDS -- NOTES TO FINANCIAL STATEMENTS April 30, 1999 (continued)
--------------------------------------------------------------------------------
  interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (3) FEDERAL INCOME TAXES: The Funds intend to be treated as 'regulated investment companies' under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. For federal income tax purposes, the cost of securities owned at April 30, 1998 was substantially the same as the cost of securities for financial statement purposes.

  (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Security gains and losses are determined on the identified cost basis.

  (5) DIVIDENDS AND DISTRIBUTIONS: It is the policy of the Funds to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Funds not to distribute such gain.

  (6) DEFERRED ORGANIZATION COSTS: Costs incurred in connection with the Funds' organization are being amortized on a straight-line basis over sixty months commencing February 24, 1997.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: DLJ Investment Management Corp. (the 'Advisor') is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ('DLJ'). DLJ is an independently operated, indirect subsidiary of The Equitable Companies, Incorporated, a holding company controlled by AXA-UAP ('AXA'), a member of a large French insurance group. AXA is indirectly controlled by a group of four French mutual insurance companies. Under its Advisory Agreement with the Funds, the Advisor will provide investment advisory services and order placement facilities for the Funds and pay all compensation of Trustees of the Funds who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish the Funds, without charge, management supervision and assistance and office facilities. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Portfolio: .40 of 1% of each Portfolio's first $1 billion and .35 of 1% of the balance. Such fees will be accrued daily and paid monthly.

Through October 31, 1999, the Advisor has agreed to a contractual expense limitation to reduce its management fees or reimburse operating expenses by the amount that total fund operating expenses exceed 0.90% of the average daily net assets of each Fund. After October 31, 1999, the Advisor may, in its sole discretion, determine to discontinue this practice with respect to either Fund. As a result of the assumption of expenses, the Municipal Money Fund and U.S. Government Money Fund were reimbursed $54,815 and $73,666, respectively, during the six months ended April 30, 1999.

Pursuant to Rule 12b-1 under the Act, the Fund has entered into a Distribution Services Agreement (the 'Agreement') with Donaldson, Lufkin & Jenrette Securities Corporation, the Fund's Distributor, under which the Fund pays a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of its average daily net assets. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor for its distribution and service activities as reimbursement for specific expenses incurred. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including the Fund) to finance the distribution of the Fund's shares.

Each Trustee who is not an affiliated person receives an attendance fee of $2,000 per meeting. In addition, each unaffiliated Trustee receives an attendance fee of $1,000 per audit committee meeting. Attendance fees are charged to all series of the Trust and are allocated on a pro rata basis.

DLJ WINTHROP MONEY FUNDS -- NOTES TO FINANCIAL STATEMENTS April 30, 1999 (continued)
--------------------------------------------------------------------------------
NOTE (C) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.001 par value authorized). Transactions in shares of beneficial interest were as follows ($1.00 per share):

                                                     MUNICIPAL MONEY FUND                 U.S. GOVERNMENT MONEY FUND
                                             ------------------------------------    ------------------------------------
                                             SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                APRIL 30,           YEAR ENDED          APRIL 30,           YEAR ENDED
                                                 1999'D'         OCTOBER 31, 1998        1999'D'         OCTOBER 31, 1998
                                             ----------------    ----------------    ----------------    ----------------

Shares sold...............................    $  178,202,394      $  334,233,077      $  135,587,288      $  211,453,991
Shares issued through reinvestment of
  dividends...............................           653,906           1,635,577           1,214,939           1,942,413
                                             ----------------    ----------------    ----------------    ----------------
                                                 178,856,300         335,868,654         136,802,227         213,396,404
                                             ----------------    ----------------    ----------------    ----------------
Shares redeemed...........................      (178,798,461)       (316,772,246)       (127,188,911)       (191,874,805)
                                             ----------------    ----------------    ----------------    ----------------
Net increase..............................    $       57,839      $   19,096,408      $    9,613,316      $   21,521,599
                                             ----------------    ----------------    ----------------    ----------------
                                             ----------------    ----------------    ----------------    ----------------

'D' Unaudited

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.

                                           MUNICIPAL MONEY FUND                            U.S. GOVERNMENT MONEY FUND
                       -------------------------------------------------------------   ----------------------------------
                          SIX MONTHS                                                      SIX MONTHS
                            ENDED           YEAR ENDED          PERIOD ENDED                 ENDED           YEAR ENDED
                       APRIL 30, 1999*   OCTOBER 31, 1998    OCTOBER 31, 1997'D'         APRIL 30, 1999*   OCTOBER 31, 1998
                       ----------------  ----------------   ------------------------    ----------------  ----------------

Net asset value,
  beginning of
  period..............     $   1.00          $   1.00               $   1.00               $   1.00          $   1.00
Net investment
  income..............        0.011             0.027                  0.020                  0.020             0.047
Dividends from net
  investment income...       (0.011)           (0.027)                (0.020)                (0.020)           (0.047)
                            -------           -------                -------                -------           -------
Net asset value, end
  of period...........     $   1.00          $   1.00               $   1.00               $   1.00          $   1.00
                            -------           -------                -------                -------           -------
                            -------           -------                -------                -------           -------
Total return'D'D'.....         3.63%(1)          2.72%                  2.90%(1)               3.42%(1)          4.79%
Ratio of expenses to
  average net
  assets(2)...........         0.90%(1)          0.90%                  0.90%(1)               0.90%(1)          0.90%
Ratio of net
  investment income to
  average net
  assets(2)...........         2.27%(1)          2.68%                  2.87%(1)               4.14%(1)          4.72%
Net assets, end of
  period (000's
  omitted)............     $ 57,836          $ 57,778               $ 38,681               $ 66,310          $ 56,697



                         U.S. GOVERNMENT MONEY FUND
                        ---------------------------
                               PERIOD ENDED
                            OCTOBER 31, 1997'D'
                         ------------------------
Net asset value,
  beginning of
  period..............          $   1.00
Net investment
  income..............             0.032
Dividends from net
  investment income...            (0.032)
                                 -------
Net asset value, end
  of period...........          $   1.00
                                 -------
                                 -------
Total return'D'D'.....              4.68%(1)
Ratio of expenses to
  average net
  assets(2)...........              0.90%(1)
Ratio of net
  investment income to
  average net
  assets(2)...........              4.65%(1)
Net assets, end of
  period (000's
  omitted)............          $ 35,174

 *    Unaudited

 'D'  Commencement of operations was February 24, 1997.

'D'D' Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

 (1)  Annualized

 (2) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets as follows: Municipal Money Fund, .19% (annualized) for the six months ended 04/30/99 and .15% and .40% (annualized) for the periods ended 10/31/98 and 97, respectively; and U.S. Government Money Fund, .25% (annualized) for the six months ended 04/30/99 and .25% and .45% (annualized) for the periods ended 10/31/98 and 97, respectively.



                     STATEMENT OF DIFFERENCES

     The dagger symbol shall be expressed as ......................'D'

     The double dagger symbol shall be expressed as ...............'DD'